Financial instruments by category - Financial liabilities as per statement of financial position (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Financial liabilities
Financial liabilities as per statement of financial position	$ 12,937,755	$ 12,944,797
Accounts payable, accruals and other payables excluding non-financial items
Financial liabilities
Financial liabilities as per statement of financial position	8,915,851	8,727,202
Lease liabilities
Financial liabilities
Financial liabilities as per statement of financial position	1,174,997	1,481,973
Deferred purchase price
Financial liabilities
Financial liabilities as per statement of financial position	701,596	694,134
Current tax liabilities
Financial liabilities
Financial liabilities as per statement of financial position	1,921,317	1,640,682
Derivatives warrant liabilities
Financial liabilities
Financial liabilities as per statement of financial position	$ 223,994	$ 400,806